(LOSS) EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2018
(LOSS) EARNINGS PER SHARE
(LOSS) EARNINGS PER SHARE

13.     (LOSS) EARNINGS PER SHARE

The calculation of the basic and diluted (loss) earnings per share attributable to the owners of the Company is based on the following data:

	Year ended December 31,
	2016	2017	2018
	Thousand USD	Thousand USD	Thousand USD
(Loss) profit
(Loss) profit for the purpose of basic and diluted (loss) earnings per share	3,784	(33,171)	(21,955)

	Year ended December 31,
	2016	2017	2018
Number of shares
Weighted average number of ordinary share outstanding- basic and diluted	401,602,159	418,314,541	419,546,514

Basic net (loss) earnings per share	0.01	(0.1)	(0.05)
Diluted net (loss) earnings per share	0.01	(0.1)	(0.05)

For the year ended December 31, 2016, diluted net income (loss) per share does not include the 330,000 share options, of which the exercise price is higher than the average market price, or 1,430,000 unvested restricted shares, of which assumed exercise price is higher than the average market price for year ended December 31, 2016, as their inclusion would be anti-dilutive.

For the year ended December 31, 2017, diluted net income (loss) per share does not include the 220,000 share options, of which the exercise price is higher than the average market price, or 940,000 unvested restricted shares, of which assumed exercise price is higher than the average market price for year ended December 31, 2017, as their inclusion would be anti-dilutive.

For the year ended December 31, 2018, diluted net income (loss) per share does not include the 220,000 share options, of which the exercise price is higher than the average market price, or 940,000 unvested restricted shares, of which assumed exercise price is higher than the average market price for year ended December 31, 2018, as their inclusion would be anti-dilutive.

The following potential ordinary shares are anti-dilutive and are therefore excluded from the weighted average number of ordinary shares for the purpose of diluted loss per share.

	Year ended December 31,
	2016	2017	2018
Options	330,000	220,000	220,000
Non-vested restricted shares	950,000	940,000	940,000
	1,280,000	1,160,000	1,160,000